Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Current	$ 17,714	$ 504,591	$ 530,819
Deferred	264,146	(123,962)	(20,149)
Provision for income taxes	$ 281,860	$ 380,629	$ 510,670